Bank Premises and Equipment	12 Months Ended
Dec. 31, 2014
Bank Premises and Equipment
Bank Premises and Equipment

(5) Bank Premises and Equipment

        A summary of bank premises and equipment, by asset classification, at December 31, 2014 and 2013 were as follows:

	Estimated useful lives	2014	2013
		(Dollars in Thousands)
Bank buildings and improvements	5 - 40 years	$509,830	$470,386
Furniture, equipment and vehicles	1 - 20 years	269,861	260,932
Land		125,414	128,805
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7 - 27 years	—	511
Less: accumulated depreciation		(378,682)	(355,792)

Bank premises and equipment, net		$526,423	$504,842